INCOME TAXES (Details 1) - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
Deferred tax assets:
Deferred compensation	$ 281	$ 295
Fair value adjustments from acquisition	3,047
Acquired net operating loss (NOL)	139
Allowance for loan losses	382	$ 325
Equity compensation plans	327	203
Securities available-for-sale	$ 15	93
Real estate owned		55
Other	$ 96	147
Total deferred tax assets	4,287	1,118
Deferred tax liabilities:
FHLB stock dividends	(82)	(82)
Deferred loan fees, net	(234)	(251)
Prepaid expenses	(126)	$ (68)
Real estate owned	(16)
Basis difference in premises and equipment	(63)	$ (67)
Total deferred tax liabilities	(521)	(468)
Net deferred tax asset	$ 3,766	$ 650